Consolidated income statements - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Revenue		€ 205,450	€ 170,449	[1]	€ 196,679
Cost of sales		(87,278)	(76,446)	[1]	(87,052)
Gross profit		118,172	94,003	[1]	109,627
Research and development expenses		(26,891)	(27,104)	[1]	(23,348)
Sales and marketing expenses		(49,151)	(44,636)	[1]	(52,989)
General and administrative expenses		(33,315)	(29,337)	[1]	(31,786)
Net other operating income		3,402	2,436	[1],[2]	5,432
Operating profit (loss)		12,217	(4,638)	[1]	6,936
Financial expenses		(4,101)	(5,995)	[1]	(3,682)
Financial income		5,620	2,452	[1]	1,377
Share in loss of joint venture, after tax		0	(39)	[1]	(392)
Profit (loss) before taxes		13,736	(8,221)	[1]	4,239
Income tax benefit/(expense)		(591)	1,028	[1]	(2,595)
Net (loss) profit for the year	[1]	13,145	(7,193)		1,644
Net profit (loss) attributable to:
The owners of the parent		13,154	(7,044)	[1]	1,586
Non-controlling interest		€ (9)	€ (148)	[1]	€ 58

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
[2]	The year 2020 has been restated to reflect the final accounting of the business combination with Materialise Motion.